Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	TOTAL	SHARES ISSUED PREFERRED SHARES	SHARES ISSUED COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUM-ULATED OTHER COMPRE-HENSIVE (LOSS) INCOME	DEFICIT	NON-CONTR-OLLING INTEREST
Beginning balance at Dec. 31, 2021	$ 22,941	$ 22,635	$ 4,003	$ 20,662	$ 1,157	$ 213	$ (3,400)	$ 306
Net earnings	2,926	2,868					2,868	58
Other comprehensive income (loss)	182	175				(238)	413	7
Total comprehensive (loss) income	3,108	3,043				(238)	3,281	65
Common shares issued under employee stock option plan	171	171		177	(6)
Other share-based compensation	(27)	(27)		1	13		(41)
Repurchase of preferred shares	(125)	(125)	(133)		8
Dividends declared on BCE common and preferred shares	(3,508)	(3,508)					(3,508)
Dividends declared by subsidiaries to non-controlling interest	(39)							(39)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(11)	(11)				(11)
Other	5					(19)	19	5
Ending balance at Dec. 31, 2022	22,515	22,178	3,870	20,840	1,172	(55)	(3,649)	337
Net earnings	2,327	2,263					2,263	64
Other comprehensive income (loss)	(348)	(345)				59	(404)	(3)
Total comprehensive (loss) income	1,979	1,918				59	1,859	61
Common shares issued under employee stock option plan	18	18		19	(1)
Other share-based compensation	1	1			24		(23)
Repurchase of preferred shares	(140)	(140)	(203)		63
Dividends declared on BCE common and preferred shares	(3,717)	(3,717)					(3,717)
Dividends declared by subsidiaries to non-controlling interest	(47)							(47)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(29)	(29)				(29)
Disposition of production studios	(23)							(23)
Other	0					(17)	17
Ending balance at Dec. 31, 2023	$ 20,557	$ 20,229	$ 3,667	$ 20,859	$ 1,258	$ (42)	$ (5,513)	$ 328